Schedule of estimated amortization expense (Details)	Jun. 30, 2026 SGD ($)
Intangible Asset, Goodwill and Other [Abstract]
Six months ending December 31, 2026	$ 466,835
Year ending December 31, 2027	877,791
Year ending December 31, 2028	668,082
Year ending December 31, 2029	506,688
Year ending December 31, 2030	288,854
Total amortization expense	$ 2,808,250